PROPERTY, PLANT AND EQUIPMENT	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Dec. 31, 2025	Jun. 30, 2025
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

7.PROPERTY, PLANT AND EQUIPMENT

Property, plant, and equipment consist of the following:

	February 28,	November 30,
	2026	2025
Land	$151,172	$—
Buildings	80,593	—
Furniture and equipment	44,555	—
Moveable equipment	1,253	—
Other equipment	7,504	—
	285,077	—

Accumulated depreciation	(1,483)	—
Net book value	$283,594	$—

Depreciation expense for the three months ended February 28, 2026 and 2025, was $1,483 and $Nil, respectively.

Oregon Energy LLC
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
5.	PROPERTY, PLANT AND EQUIPMENT

 Property, plant and equipment comprise the following as of December 31 2025 and June 30, 2025:

		Furniture
	Land and	and	Moveable	Other
	buildings	equipment	equipment	equipment	Total
Cost
Balance as of June 30, 2024	$248,009	$5,108	$10,344	$22,303	$285,764
Additions	—	—	—	—	—
Balance as of June 30, 2025	248,009	5,108	10,344	22,303	285,764
Additions	—	—	—	—	—
Balance as of December 31, 2025 (Unaudited)	248,009	5,108	10,344	22,303	285,764
Accumulated Depreciation
Balance as of June 30, 2024	8,243	1,770	4,817	7,430	22,260
Charge for the year	4,842	1,119	2,586	4,460	13,007
Balance as of June 30, 2025	13,085	2,889	7,403	11,890	35,267
Charge for the six-month period	2,441	565	1,304	2,249	6,559
Balance as of December 31, 2025 (Unaudited)	15,526	3,454	8,707	14,139	41,826
Net Book Value
Balance as of June 30, 2025	234,924	2,219	2,941	10,413	250,497
Balance as of December 31, 2025 (Unaudited)	$232,483	$1,654	$1,637	$8,164	$243,938

During the three and six months ended December 31, 2025, the Company recognized depreciation expenses of $3,279 and $6,559, respectively (three and six months ended December 31, 2024 - $3,279 and $6,557, respectively), in general and administrative costs (Note 9).

5.PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment comprise the following as of June 30, 2025 and 2024:

		Furniture
	Land and	and	Moveable	Other
	buildings	equipment	equipment	equipment	Total
Cost
Balance as of June 30, 2023	$248,009	$5,108	$10,344	$22,303	$285,764
Additions	—	—	—	—	—
Balance as of June 30, 2024	248,009	5,108	10,344	22,303	285,764
Additions	—	—	—	—	—
Balance as of June 30, 2025	248,009	5,108	10,344	22,303	285,764
Accumulated Depreciation
Balance as of June 30, 2023	3,401	650	2,232	2,970	9,253
Charge for the year	4,842	1,120	2,585	4,460	13,007
Balance as of June 30, 2024	8,243	1,770	4,817	7,430	22,260
Charge for the year	4,842	1,119	2,586	4,460	13,007
Balance as of June 30, 2025	13,085	2,889	7,403	11,890	35,267
Net Book Value
Balance as of June 30, 2024	239,766	3,338	5,527	14,873	263,504
Balance as of June 30, 2025	$234,924	$2,219	$2,941	$10,413	$250,497

During the years ended June 30, 2025 and 2024, the Company recognized depreciation expenses of $13,007 and $13,007, respectively, in general and administration costs (Note 10).